FAIR VALUE (Tables)	12 Months Ended
Dec. 26, 2020
Assets measured at fair value

	December 26, 2020				December 28, 2019
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$19	$4,643	$—	$4,662	$162,626	$562	$—	$163,188
Fixed income funds	246	16,224	—	16,470	234	15,495	—	15,729
Equity securities	12,602	—	—	12,602	9,734	—	—	9,734
Alternative investments	—	—	2,040	2,040	—	—	1,941	1,941
Mutual funds:
Domestic stock funds	8,088	—	—	8,088	3,308	—	—	3,308
International stock funds	1,440	—	—	1,440	1,741	—	—	1,741
Target funds	114	—	—	114	281	—	—	281
Bond funds	147	—	—	147	850	—	—	850
Alternative funds	482	—	—	482	1,747	—	—	1,747
Total mutual funds	10,271	—	—	10,271	7,927	—	—	7,927
Total	$23,138	$20,867	$2,040	$46,045	$180,521	$16,057	$1,941	$198,519
Assets at fair value	$23,138	$20,867	$2,040	$46,045	$180,521	$16,057	$1,941	$198,519

Available for sale investment portfolio

	December 26, 2020			December 28, 2019
		Unrealized			Unrealized
	Cost	Gain/(Loss)	Fair Value	Cost	Gain/(Loss)	Fair Value
Fixed Income	$15,325	$1,145	$16,470	$15,376	$353	$15,729
Equity	9,787	2,815	12,602	7,958	1,776	9,734
Mutual Funds	8,235	1,430	9,665	6,568	284	6,852
Alternative Investments	1,904	136	2,040	1,811	130	1,941
Total	$35,251	$5,526	$40,777	$31,713	$2,543	$34,256